PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET - Summary of prepaid expenses and other current assets (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2024
Prepaid expenses and other current assets [Line Items]
Loans to non-consolidated variable interest entity, interest rate	3.45%